NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2018
NEWBUILDINGS [Abstract]
Summary roll forward of new build information
Movements in the three years ended December 31, 2018 may be summarized as follows:

(in thousands of $)
Balance at December 31, 2015	266,233
Additions, net, continuing basis	614,116
Transfer to Vessels and equipment, net	(532,766)
Interest capitalized, continuing basis	6,994
Cancellations	(46,253)
Balance at December 31, 2016	308,324
Additions, net, continuing basis	707,988
Transfer to Vessels and equipment, net	(941,388)
Interest capitalized, continuing basis	4,678
Balance at December 31, 2017	79,602
Additions, net, continuing basis	201,653
Transfer to Vessels and equipment, net	(230,596)
Interest capitalized, continuing basis	1,595
Balance at December 31, 2018	52,254

Newbuildings transfered to vessels and equipment [Table Text Block]

The following table sets forth certain details of our newbuildings delivered in the years ended December 31, 2018 and December 31, 2017:

(in thousands of $)
Vessel name	Vessel type	Date of delivery
Front Empire	VLCC	January 2018
Front Princess	VLCC	January 2018
Front Polaris	LR2/ Aframax	January 2018

Front Classic	Suezmax	January 2017
Front Vega	LR2/ Aframax	January 2017
Front Antares	LR2/ Aframax	January 2017
Front Duchess	VLCC	February 2017
Front Clipper	Suezmax	March 2017
Front Crystal	Suezmax	April 2017
Front Sirius	LR2/ Aframax	April 2017
Front Coral	Suezmax	May 2017
Front Cosmos	Suezmax	June 2017
Front Castor	LR2/ Aframax	June 2017
Front Cascade	Suezmax	July 2017
Front Earl	VLCC	July 2017
Front Pollux	LR2/ Aframax	August 2017
Front Capella	LR2/ Aframax	September 2017
Front Prince	VLCC	September 2017